Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 122
Available-for-sale securities, One to five years, Cost basis	161
Available-for-sale securities, Six to ten years, Cost basis	59
Available-for-sale securities, Due after ten years, Cost basis	2
Available-for-sale securities, Total Cost basis	344
Available-for-sale securities, Less than one year, Fair value	122
Available-for-sale securities, One to five years, Fair value	160
Available-for-sale securities, Six to ten years, Fair value	58
Available-for-sale securities, Due after ten years, Fair value	2
Available-for-sale securities, Total Fair value	342
Held-to-maturity Securities, Less than one year, Cost basis	3
Held-to-maturity Securities, One to five years, Cost basis	71
Cost basis	74
Held-to-maturity Securities, Less than one year, Fair value	3
Held-to-maturity Securities, One to five years, Fair value	77
Held-to-maturity Securities, Total Fair value	80
Available-for-sale marketable securities pledged as collateral	$ 66	$ 91